Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Other Current Liabilities

	As of December 31,	As of December 31,
	2021	2022

	$ in thousands
VAT Payables	71	3,058
Accruals for personnel related expenses	12,483	9,421
Other	1,177	700

Total other current liabilities	13,731	13,179